OTHER LONG-TERM LIABILITIES - Other Long-term Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
OTHER LONG-TERM LIABILITIES.
Provision for retirement indemnities (Japan & France), less current portion	€ 2,281	€ 2,273
Provision for employee termination indemnities (Korea) less current portion	97	69
Provision for Asset Retirement Obligation (Japan) less current portion	109	113
Provision for warranty costs, less current portion	46	106
Conditional government advances, less current portion		1,097
Accrued interest less current portion		62
Total	€ 2,534	€ 3,720